Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits	9 Months Ended
Sep. 30, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits

NOTE 5 - CASH AND CASH EQUIVALENTS, SHORT-TERM BANK DEPOSITS AND RESTRICTED BANK DEPOSITS

Cash and cash equivalents, short-term bank deposits and restricted bank deposits as of September 30, 2020 were $11.7 million, $25.2 million and $0.5 million, respectively.

The short-term bank deposits as of September 30, 2020 were for terms of six months and carried interest at annual rates of 0.69%-1.00%.